Business Segments (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reportable Segment Information
Revenues	$ 4,026,000,000		$ 4,302,000,000	$ 4,044,000,000	$ 4,648,000,000	$ 3,773,000,000		$ 4,176,000,000		$ 3,582,000,000		$ 3,826,000,000	$ 17,020,000,000		$ 15,357,000,000		$ 14,945,000,000
Asset Impairments and Other Related Charges													0		226,000,000		300,000,000
Depreciation and Amortization													1,929,000,000		1,743,000,000		1,782,000,000
Interest and Investment Income													7,000,000		58,000,000		8,000,000
Carrying Costs Income													33,000,000		30,000,000		53,000,000
Interest Expense													885,000,000		906,000,000		988,000,000
Income Tax Expense (Credit)													942,000,000		684,000,000		604,000,000
Net Income	192,000,000	[1]	494,000,000	391,000,000	561,000,000	347,000,000	[2],[3]	434,000,000	[4]	339,000,000	[5],[6]	364,000,000	1,638,000,000		1,484,000,000		1,262,000,000
Gross Property Additions													4,199,000,000		3,656,000,000		3,119,000,000
Balance Sheet Information
Total Property, Plant and Equipment	64,305,000,000					60,285,000,000							64,305,000,000		60,285,000,000
Accumulated Depreciation and Amortization	20,188,000,000					19,288,000,000							20,188,000,000		19,288,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	44,117,000,000					40,997,000,000							44,117,000,000		40,997,000,000
Total Assets	59,633,000,000					56,414,000,000							59,633,000,000		56,414,000,000
Investments in Equity Method Investees	648,000,000					569,000,000							648,000,000		569,000,000
Long-term Debt Due Within One Year - Affiliated	0					0							0		0
Long-term Debt Due Within One Year	2,503,000,000					1,549,000,000							2,503,000,000		1,549,000,000
Long-term Debt - Affiliated	0					0							0		0
Long-term Debt	16,181,000,000					16,828,000,000							16,181,000,000		16,828,000,000
Total Long-term Debt Outstanding	18,684,000,000					18,377,000,000							18,684,000,000		18,377,000,000
Reconciling Adjustments [Member]
Reportable Segment Information
Asset Impairments and Other Related Charges															0		0
Depreciation and Amortization													(44,000,000)	[7]	(66,000,000)	[7]	(33,000,000)	[7]
Interest and Investment Income													(20,000,000)		(22,000,000)		(24,000,000)
Carrying Costs Income													0		0		0
Interest Expense													(33,000,000)	[7]	(35,000,000)	[7]	(38,000,000)	[7]
Income Tax Expense (Credit)													0		0		0
Net Income													0		0		0
Gross Property Additions													(28,000,000)		(81,000,000)		(20,000,000)
Balance Sheet Information
Total Property, Plant and Equipment	(272,000,000)	[7]				(269,000,000)	[7]						(272,000,000)	[7]	(269,000,000)	[7]
Accumulated Depreciation and Amortization	(99,000,000)	[7]				(85,000,000)	[7]						(99,000,000)	[7]	(85,000,000)	[7]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	(173,000,000)	[7]				(184,000,000)	[7]						(173,000,000)	[7]	(184,000,000)	[7]
Total Assets	(20,346,000,000)	[7],[8]				(19,531,000,000)	[7],[8]						(20,346,000,000)	[7],[8]	(19,531,000,000)	[7],[8]
Investments in Equity Method Investees	0					0							0		0
Long-term Debt Due Within One Year - Affiliated	(197,000,000)					(184,000,000)							(197,000,000)		(184,000,000)
Long-term Debt Due Within One Year	0					0							0		0
Long-term Debt - Affiliated	(52,000,000)					(279,000,000)							(52,000,000)		(279,000,000)
Long-term Debt	0					0							0		0
Total Long-term Debt Outstanding	(249,000,000)					(463,000,000)							(249,000,000)		(463,000,000)
Vertically Integrated Utilities [Member]
Reportable Segment Information
Sales Revenue, Net													9,397,000,000	[9]	9,347,000,000		8,785,000,000
Revenues													9,484,000,000		9,992,000,000		9,418,000,000
Asset Impairments and Other Related Charges															72,000,000		13,000,000
Depreciation and Amortization													1,033,000,000		941,000,000		873,000,000
Interest and Investment Income													4,000,000		7,000,000		5,000,000
Carrying Costs Income													6,000,000		14,000,000		28,000,000
Interest Expense													526,000,000		540,000,000		520,000,000
Income Tax Expense (Credit)													434,000,000		398,000,000		345,000,000
Net Income													712,000,000		681,000,000		803,000,000
Gross Property Additions													2,055,000,000		1,822,000,000		1,801,000,000
Balance Sheet Information
Total Property, Plant and Equipment	39,402,000,000					37,545,000,000							39,402,000,000		37,545,000,000
Accumulated Depreciation and Amortization	12,773,000,000					12,250,000,000							12,773,000,000		12,250,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	26,629,000,000					25,295,000,000							26,629,000,000		25,295,000,000
Total Assets	33,750,000,000					32,791,000,000							33,750,000,000		32,791,000,000
Investments in Equity Method Investees	26,000,000					24,000,000							26,000,000		24,000,000
Long-term Debt Due Within One Year - Affiliated	111,000,000					0							111,000,000		0
Long-term Debt Due Within One Year	1,352,000,000					720,000,000							1,352,000,000		720,000,000
Long-term Debt - Affiliated	20,000,000					151,000,000							20,000,000		151,000,000
Long-term Debt	8,634,000,000					9,265,000,000							8,634,000,000		9,265,000,000
Total Long-term Debt Outstanding	10,117,000,000					10,136,000,000							10,117,000,000		10,136,000,000
Vertically Integrated Utilities [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													87,000,000	[9]	645,000,000		633,000,000
Transmission and Distribution Companies [Member]
Reportable Segment Information
Sales Revenue, Net													4,553,000,000		4,279,000,000		4,659,000,000
Revenues													4,814,000,000		4,478,000,000		4,818,000,000
Asset Impairments and Other Related Charges															0		0
Depreciation and Amortization													658,000,000		591,000,000		561,000,000
Interest and Investment Income													11,000,000		2,000,000		4,000,000
Carrying Costs Income													27,000,000		16,000,000		24,000,000
Interest Expense													280,000,000		292,000,000		291,000,000
Income Tax Expense (Credit)													211,000,000		198,000,000		201,000,000
Net Income													355,000,000		358,000,000		389,000,000
Gross Property Additions													1,038,000,000		871,000,000		664,000,000
Balance Sheet Information
Total Property, Plant and Equipment	13,024,000,000					12,143,000,000							13,024,000,000		12,143,000,000
Accumulated Depreciation and Amortization	3,481,000,000					3,342,000,000							3,481,000,000		3,342,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	9,543,000,000					8,801,000,000							9,543,000,000		8,801,000,000
Total Assets	14,495,000,000					14,165,000,000							14,495,000,000		14,165,000,000
Investments in Equity Method Investees	1,000,000					0							1,000,000		0
Long-term Debt Due Within One Year - Affiliated	0					0							0		0
Long-term Debt Due Within One Year	405,000,000					697,000,000							405,000,000		697,000,000
Long-term Debt - Affiliated	0					0							0		0
Long-term Debt	5,256,000,000					5,360,000,000							5,256,000,000		5,360,000,000
Total Long-term Debt Outstanding	5,661,000,000					6,057,000,000							5,661,000,000		6,057,000,000
Transmission and Distribution Companies [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													261,000,000		199,000,000		159,000,000
AEP Transmission Holdco
Reportable Segment Information
Sales Revenue, Net													74,000,000		27,000,000		7,000,000
Revenues													192,000,000		78,000,000		24,000,000
Asset Impairments and Other Related Charges															0		0
Depreciation and Amortization													24,000,000		10,000,000		3,000,000
Interest and Investment Income													0		0		0
Carrying Costs Income													0		0		1,000,000
Interest Expense													23,000,000		10,000,000		3,000,000
Income Tax Expense (Credit)													63,000,000		29,000,000		17,000,000
Net Income													151,000,000		80,000,000		43,000,000
Gross Property Additions													948,000,000		843,000,000		392,000,000
Balance Sheet Information
Total Property, Plant and Equipment	2,714,000,000					1,636,000,000							2,714,000,000		1,636,000,000
Accumulated Depreciation and Amortization	25,000,000					10,000,000							25,000,000		10,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	2,689,000,000					1,626,000,000							2,689,000,000		1,626,000,000
Total Assets	3,575,000,000					2,245,000,000							3,575,000,000		2,245,000,000
Investments in Equity Method Investees	548,000,000					480,000,000							548,000,000		480,000,000
Long-term Debt Due Within One Year - Affiliated	0					0							0		0
Long-term Debt Due Within One Year	0					0							0		0
Long-term Debt - Affiliated	0					0							0		0
Long-term Debt	1,153,000,000					620,000,000							1,153,000,000		620,000,000
Total Long-term Debt Outstanding	1,153,000,000					620,000,000							1,153,000,000		620,000,000
AEP Transmission Holdco | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													118,000,000		51,000,000		17,000,000
Generation and Marketing [Member]
Reportable Segment Information
Sales Revenue, Net													2,384,000,000	[9]	1,208,000,000		882,000,000
Revenues													3,850,000,000		3,665,000,000		3,467,000,000
Asset Impairments and Other Related Charges															154,000,000		287,000,000
Depreciation and Amortization													227,000,000		236,000,000		349,000,000
Interest and Investment Income													5,000,000		2,000,000		1,000,000
Carrying Costs Income													0		0		0
Interest Expense													46,000,000		55,000,000		83,000,000
Income Tax Expense (Credit)													179,000,000		112,000,000		15,000,000
Net Income													367,000,000		228,000,000		100,000,000
Gross Property Additions													165,000,000		185,000,000		249,000,000
Balance Sheet Information
Total Property, Plant and Equipment	8,394,000,000					8,277,000,000							8,394,000,000		8,277,000,000
Accumulated Depreciation and Amortization	3,603,000,000					3,409,000,000							3,603,000,000		3,409,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,791,000,000					4,868,000,000							4,791,000,000		4,868,000,000
Total Assets	6,329,000,000					6,426,000,000							6,329,000,000		6,426,000,000
Investments in Equity Method Investees	0					0							0		0
Long-term Debt Due Within One Year - Affiliated	86,000,000					179,000,000							86,000,000		179,000,000
Long-term Debt Due Within One Year	740,000,000					126,000,000							740,000,000		126,000,000
Long-term Debt - Affiliated	32,000,000					118,000,000							32,000,000		118,000,000
Long-term Debt	217,000,000					664,000,000							217,000,000		664,000,000
Total Long-term Debt Outstanding	1,075,000,000					1,087,000,000							1,075,000,000		1,087,000,000
Generation and Marketing [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													1,466,000,000	[9]	2,457,000,000		2,585,000,000
AEP River Operations [Member]
Reportable Segment Information
Sales Revenue, Net													642,000,000		544,000,000		647,000,000
Revenues													700,000,000		563,000,000		667,000,000
Asset Impairments and Other Related Charges															0		0
Depreciation and Amortization													31,000,000		31,000,000		29,000,000
Interest and Investment Income													0		0		0
Carrying Costs Income													0		0		0
Interest Expense													17,000,000		17,000,000		17,000,000
Income Tax Expense (Credit)													40,000,000		7,000,000		7,000,000
Net Income													49,000,000		12,000,000		15,000,000
Gross Property Additions													4,000,000		7,000,000		31,000,000
Balance Sheet Information
Total Property, Plant and Equipment	700,000,000					638,000,000							700,000,000		638,000,000
Accumulated Depreciation and Amortization	217,000,000					189,000,000							217,000,000		189,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	483,000,000					449,000,000							483,000,000		449,000,000
Total Assets	749,000,000					673,000,000							749,000,000		673,000,000
Investments in Equity Method Investees	58,000,000					54,000,000							58,000,000		54,000,000
Long-term Debt Due Within One Year - Affiliated	0					5,000,000							0		5,000,000
Long-term Debt Due Within One Year	3,000,000					2,000,000							3,000,000		2,000,000
Long-term Debt - Affiliated	0					10,000,000							0		10,000,000
Long-term Debt	80,000,000					83,000,000							80,000,000		83,000,000
Total Long-term Debt Outstanding	83,000,000					100,000,000							83,000,000		100,000,000
AEP River Operations [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													58,000,000		19,000,000		20,000,000
All Other [Member]
Reportable Segment Information
Sales Revenue, Net													22,000,000	[10]	32,000,000	[10]	25,000,000	[10]
Revenues													95,000,000	[10]	89,000,000	[10]	83,000,000	[10]
Asset Impairments and Other Related Charges															0	[10]	0	[10]
Depreciation and Amortization													0	[10]	0	[10]	0	[10]
Interest and Investment Income													7,000,000	[10]	69,000,000	[10]	22,000,000	[10]
Carrying Costs Income													0	[10]	0	[10]	0	[10]
Interest Expense													26,000,000	[10]	27,000,000	[10]	112,000,000	[10]
Income Tax Expense (Credit)													15,000,000	[10]	(60,000,000)	[10]	19,000,000	[10]
Net Income													4,000,000	[10]	125,000,000	[10]	(88,000,000)	[10]
Gross Property Additions													17,000,000	[10]	9,000,000	[10]	2,000,000	[10]
Balance Sheet Information
Total Property, Plant and Equipment	343,000,000	[10]				315,000,000	[10]						343,000,000	[10]	315,000,000	[10]
Accumulated Depreciation and Amortization	188,000,000	[10]				173,000,000	[10]						188,000,000	[10]	173,000,000	[10]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	155,000,000	[10]				142,000,000	[10]						155,000,000	[10]	142,000,000	[10]
Total Assets	21,081,000,000	[10]				19,645,000,000	[10]						21,081,000,000	[10]	19,645,000,000	[10]
Investments in Equity Method Investees	15,000,000	[10]				11,000,000	[10]						15,000,000	[10]	11,000,000	[10]
Long-term Debt Due Within One Year - Affiliated	0	[10]				0	[10]						0	[10]	0	[10]
Long-term Debt Due Within One Year	3,000,000	[10]				4,000,000	[10]						3,000,000	[10]	4,000,000	[10]
Long-term Debt - Affiliated	0	[10]				0	[10]						0	[10]	0	[10]
Long-term Debt	841,000,000	[10]				836,000,000	[10]						841,000,000	[10]	836,000,000	[10]
Total Long-term Debt Outstanding	844,000,000	[10]				840,000,000	[10]						844,000,000	[10]	840,000,000	[10]
All Other [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													73,000,000	[10]	57,000,000	[10]	58,000,000	[10]
Consolidation Eliminations [Member]
Reportable Segment Information
Sales Revenue, Net													(52,000,000)	[11]	(80,000,000)	[11]	(60,000,000)	[11]
Revenues													(2,115,000,000)		(3,508,000,000)		(3,532,000,000)
Consolidation Eliminations [Member] | Reconciling Adjustments [Member]
Reportable Segment Information
Sales Revenue, Net													$ (2,063,000,000)		$ (3,428,000,000)		$ (3,472,000,000)

[1]	Includes termination of a coal contract and a KPCo regulatory disallowance (see Note 4).
[2]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).
[3]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).
[4]	Includes regulatory disallowances for the Turk Plant (see Note 4) and for Big Sandy Plant, Unit 2 (see Note 7).
[5]	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).
[6]	Includes U.K. Windfall Tax benefit (see Note 12).
[7]	Includes eliminations due to an intercompany capital lease.
[8]	Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.
[9]	Includes the impact of the corporate separation of OPCo's generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.
[10]	Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
[11]	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.